Shareholder Fees	Aug. 26, 2026 USD ($)
NYLIM CBRE Real Estate & Infrastructure ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NYLIM MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay High Income ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay Muni Allocation ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay Muni Short Duration ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLIM Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0